
-----------------------------------------------------------------------------------------------------------------------------
MAXIM SERIES FUND, INC.
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-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
APRIL 30, 2000
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------
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-----------------------------------------------------------------------------------------------------------------------------
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                                                                                                            MAXIM VISTA
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                                                                                                              GROWTH &
-----------------------------------------------------------------------------------------------------------------------------
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                                                                                                               INCOME
-----------------------------------------------------------------------------------------------------------------------------
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                                                                                                             PORTFOLIO
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ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
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      Investment in Hub - Growth and Income Portfolio, at value (1)                                   $          115,595,769
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      Subscriptions receivable                                                                                        19,934
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      Total assets                                                                                               115,615,703
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LIABILITIES:
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      Due to GW Capital Management                                                                                   198,175
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      Redemptions payable                                                                                             99,489
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      Total liabilities                                                                                              297,664
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NET ASSETS                                                                                            $          115,318,039
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NET ASSETS REPRESENTED BY:
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      Capital stock, $.10 par value                                                                   $            8,114,662
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      Additional paid-in capital                                                                                  83,014,984
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      Net unrealized appreciation on investments                                                                  13,501,272
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      Undistributed net investment income                                                                             41,340
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      Accumulated net realized gain on investments                                                                10,645,781
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NET ASSETS                                                                                            $          115,318,039
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NET ASSET VALUE PER OUTSTANDING SHARE                                                                 $               1.4211
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(Offering and Redemption Price)
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SHARES OF CAPITAL STOCK:
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      Authorized                                                                                                 200,000,000
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      Outstanding                                                                                                 81,146,624
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(1)  Cost of investments in securities:                                                               $          102,094,497
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See notes to financial statements.
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MAXIM SERIES FUND, INC.
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STATEMENT OF OPERATIONS
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SIX MONTHS ENDED APRIL 30, 2000
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UNAUDITED
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                                                                                                            MAXIM VISTA
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                                                                                                             GROWTH &
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                                                                                                              INCOME
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                                                                                                             PORTFOLIO
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INVESTMENT INCOME:
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      Investment income allocated from Hub portfolio                                                  $             849,670
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      Expenses allocated from Hub portfolio                                                                       (278,154)
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      Total income                                                                                                  571,516
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EXPENSES:
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      Advisory fees                                                                                                 314,744
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NET INVESTMENT INCOME                                                                                               256,772
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REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
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      Net realized gain on investments allocated from Hub portfolio                                              10,645,781
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      Change in net unrealized appreciation on investments allocated from Hub portfolio                         (2,349,719)
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      Net realized and unrealized gain on investments                                                             8,296,062
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NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $           8,552,834
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--------------------------------------------------------------------------------------------------------====================

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See notes to financial statements.
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MAXIM SERIES FUND, INC.
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STATEMENT OF CHANGES IN NET ASSETS
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SIX MONTHS ENDED APRIL 30, 2000 AND YEAR ENDED OCTOBER 31, 1999
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                                                                                            MAXIM VISTA GROWTH & INCOME
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                                                                                        PORTFOLIO
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                                                                                          2000                    1999
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                                                                                        UNAUDITED
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INCREASE (DECREASE) IN NET ASSETS:
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OPERATIONS:
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      Net investment income                                                      $             256,772   $          1,054,930
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      Net realized gain on investments allocated from Hub portfolio                         10,645,781             26,598,681
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      Change in net unrealized appreciation on investments allocated
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      from Hub portfolio                                                                   (2,349,719)            (3,923,658)
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      Net increase in net assets resulting from operations                                   8,552,834             23,729,953
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DISTRIBUTIONS TO SHAREHOLDERS:
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      From net investment income                                                             (268,388)            (1,109,306)
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      From net realized gains                                                             (26,598,681)           (10,331,134)
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      Total distributions                                                                 (26,867,069)           (11,440,440)
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SHARE TRANSACTIONS:
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      Net proceeds from sales of shares                                                      9,817,872             73,351,123
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      Reinvestment of distributions                                                         26,867,069             11,440,440
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      Redemptions of shares                                                               (29,030,768)          (132,269,592)
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      Net increase (decrease) in net assets resulting from share transactions                7,654,173           (47,478,029)
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      Total decrease in net assets                                                        (10,660,062)           (35,188,516)
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NET ASSETS:
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      Beginning of period                                                                  125,978,101            161,166,617
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      End of period  (1)                                                         $         115,318,039   $        125,978,101
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OTHER INFORMATION:
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SHARES:
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      Sold                                                                                   7,263,946             43,963,560
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      Issued in reinvestment of distributions                                               19,871,047              7,003,745
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      Redeemed                                                                            (20,654,712)           (77,295,243)
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      Net increase (decrease)                                                                6,480,281           (26,327,938)
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(1) Including undistributed net investment income                                $              41,340   $             52,956
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See notes to financial statements.
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MAXIM SERIES FUND, INC.
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MAXIM VISTA GROWTH & INCOME PORTFOLIO
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FINANCIAL HIGHLIGHTS
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Selected  data for a share of capital  stock of the portfolio for the six months ended April 30, 2000 and the years ended October 31, 1999,
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1998, 1997 and 1996 are as follows:
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                                               Six Months Ended     Period Ended October 31,
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                                                April 30, 2000       1999              1998              1997             1996
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                                    UNAUDITED
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Net Asset Value, Beginning of Period         $         1.6872  $        1.5958   $        1.6590   $       1.3957   $        1.2133
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Income from Investment Operations
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Net investment income                                  0.0029           0.0114            0.0113           0.0158            0.0219
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Net realized and unrealized gain                       0.1046           0.1938            0.1351           0.3677            0.2147
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Total Income From Investment Operations                0.1075           0.2052            0.1464           0.3835            0.2366
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Less Distributions
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From net investment income                           (0.0031)         (0.0118)          (0.0103)         (0.0162)          (0.0215)
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From net realized gains                              (0.3705)         (0.1020)          (0.1993)         (0.1040)          (0.0327)
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Total Distributions                                  (0.3736)         (0.1138)          (0.2096)         (0.1202)          (0.0542)
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Net Asset Value, End of Period               $         1.4211  $        1.6872   $        1.5958   $       1.6590   $        1.3957
-----------------------------------------------===============---==============----==============----=============----==============
-----------------------------------------------===============---==============----==============----=============----==============

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Total Return                                            7.67% #         13.13%             9.38%           29.33%            20.01%
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Net Assets, End of Period                    $    115,318,039  $   125,978,101   $   161,166,617   $  135,053,616   $    86,430,279
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Ratio of Expenses to Average Net Assets                 1.00% *          1.00%             1.00%            1.00%             1.00%
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Ratio of Net Investment Income to
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Average Net Assets                                      0.43% *          0.66%             0.69%            1.08%             1.75%
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#  Based  on  operations  for  the  period  shown  and,   accordingly,   is  not
representative of a full year.
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*Annualized
--------------------------------------------------------------------------------


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000
--------------------------------------------------------------------------------
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940
        Act) as an open-end management investment company. Interests in the Vista Growth & Income Portfolio (the Portfolio) are represented by separate classes of beneficial interest of the Fund. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company (GWL&A) and New England Financial.

        The Portfolio seeks to achieve its investment objective through the adoption of a Hub and Spoke structure. Contribution of Portfolio (i.e., the Spoke) investible funds to the Hub portfolio are made in exchange for beneficial interests in the Hub portfolio or equal value. The Hub portfolio is the Growth and Income Portfolio, a non-diversified open-end management investment company organized as a trust under the laws of the State of New York and registered under the 1940 Act, as amended. Financial statements of the Hub portfolio are presented following the Portfolio's financial statements.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

        Security Valuation

        The Portfolio's investment in the Hub portfolio is valued based on the daily reported net assets value of the Hub portfolio. The Portfolio receives an allocation of investment income and Hub expenses as well as realized and unrealized gains and losses on a daily basis from the Hub. In addition, the Portfolio accrues its own expenses daily as incurred.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.     INVESTMENT ADVISORY AGREEMENT

        The Portfolio has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Portfolio, the investment advisor receives monthly compensation at the annual rate of .53% of the average daily net assets of the Portfolio.

3.       INVESTMENT TRANSACTIONS

        The Portfolio's percentage interest in the Hub portfolio was 4.81% at April 30, 2000. Purchases and sales of Investment in the Hub portfolio were $31,236,334 and $48,948,047, respectively, for the six months ended April 30, 2000.


GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Assets and Liabilities April 30, 2000 (unaudited)

(Amounts in Thousands)
                                    Growth and                Capital
                                    Income                    Growth
                               Portfolio Portfolio
ASSETS:
Investment securities, at value (Note 1) ......$2,365,089              $893,436
Other assets ...................................     12                       4
Receivables:
Interest and dividends .........................     2,326                  406
Total Assets ..............................          2,367,427          893,846
LIABILITIES:
Accrued liabilities: (Note 2)
Investment advisory fees .......................     783                    285
Administration fees ...........................      98                      36
Custodian fees ...............................       65                      29
Other ......................................         238                    210
Total Liabilities ...........................        1,184                  560
NET ASSETS APPLICABLE TO INVESTORS'
BENEFICIAL INTERESTS ..........................      $2,366,243        $893,286
Cost of investments .............................    $1,869,831        $718,001
See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Operations For the six months ended April 30, 2000 (unaudited)
(Amounts in Thousands)
                                    Growth and                Capital
                                    Income                    Growth
                               Portfolio Portfolio

INVESTMENT INCOME:
Dividend .....................................       $ 15,995                           $ 3,142
Interest ......................................      1,665                      1,108
Foreign taxes withheld .........................     5)                        --
Total investment income ...................          17,655                     4,250
EXPENSES: (Note 2)
Investment advisory fees ........................    4,963                      1,819
Administration fees ............................     620                        227
Custodian fees ................................      112                        54
Professional fees ..............................     38                         29
Trustees' fees .................................     26                         9
Other .......................................        62                         13
Total expenses ...........................  5,821                      2,151
Less earnings credits (Note 2B) ...............      40                         14
Net expenses ..............................          5,781                      2,137
Net investment income ..................    11,874                     2,113
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments .............       221,284                    166,490
Change in net unrealized appreciation/depreciation
of investments ................................      (47,753)                           (5,394)
Net realized and unrealized gain on investments  173,531               161,096
Net increase in net assets from operations .         $185,405                           $163,209
See notes to financial statements.

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Changes in Net Assets For the periods indicated (unaudited)

(Amounts in Thousands)
                           Growth and Income                  Capital Growth
                           Portfolio                                   Portfolio

11/01/99
Through
4/30/00
Year
Ended
10/31/99
11/01/99
Through
4/30/00
Year
Ended
10/31/99
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income ........ $ 11,874 $ 34,082 $ 2,113 $ 3,754
Net realized gain on investments 221,284 426,148 166,490 185,113
Change in net unrealized
appreciation (depreciation) of
investments ................. (47,753) (86,911) (5,394) (28,226)
Increase in net assets from
operations ............. 185,405 373,319 163,209 160,641
TRANSACTIONS IN INVESTORS'
BENEFICIAL INTERESTS:
Contributions ............... 78,560 480,886 235,870 877,944
Withdrawals ................ (521,476) (982,596) (447,089) (1,288,947)
Net decrease from transactions
in investors' beneficial
interests ................ (442,916) (501,710) (211,219) (411,003)
Total decrease in net assets . (257,511) (128,391) (48,010) (250,362)
NET ASSETS:
Beginning of period .......... 2,623,754 2,752,145 941,296 1,191,658
End of period ............... $2,366,243 $2,623,754 $ 893,286 $ 941,296
See notes to financial statements.


GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end manage-ment investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue benefi-cial interests in the respective Portfolios.
The following is a summary of significant  accounting  policies  followed by the
Portfolios: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. A. Valuation of investments --Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. B. Repurchase agreements--It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolios'
custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.
C. Futures contracts --When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled. Index futures contracts are used to control the asset mix of the Portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index

PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolios to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolios to unlimited losses.
The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of April 30, 2000, the Portfolios had no outstanding futures contracts.
D. Security transactions and investment income--Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.
E. Federal income taxes --The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.
F. Expenses--Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis. 2. Fees and Other Transactions with Affiliates A. Investment advisory fee --Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.
The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets. Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, pay-able by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

B. Custodian fees --Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services is presented in the
Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by each Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Portfolios could have invested the cash balances utilized in connection with the earnings credits arrangements in income producing assets if they had not entered into such arrangements.
C. Administration fee --Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets. 3. Investment Transactions For the six months ended April 30, 2000, purchases and sales of invest-ments (excluding short-term investments) were as follows (in thousands):
GIP CGP
Purchases (excluding U.S. Government) .......... $568,020 $350,972
Sales (excluding U.S. Government) ............. 936,247 573,180
Purchases of U.S. Government ................----
Sales of U.S. Government ....................-- 586
The portfolio turnover rates of GIP and CGP for the six months ended April
30, 2000, were 23% and 40% respectively.
4. Federal Income Tax Matters
For  Federal  income  tax  purposes,   the  cost  and  unrealized   appreciation
(depreciation) in value of the investment securities at April 30, 2000, are as follows (in thousands):
GIP CGP
Aggregate cost ........................... $1,869,831 $718,001
Gross unrealized appreciation ................. $ 572,438 $217,623
Gross unrealized depreciation ................. (77,180) (42,188)
Net unrealized appreciation .................. $ 495,258 $175,435
5. Retirement Plan
The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liabil-ity included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):

PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

                  Pension           Pension
                  Expenses          Liability
                  Accrued
GIP .........................$10            $112
CGP............................4                52

6. Bank Borrowings
The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolios also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand. The Portfolios had no borrowings outstanding at April 30, 2000, nor at any point during the six months then ended. 7. Concentrations At April 30, 2000, CGP invested 28.1% of its portfolio in securities issued by technology sector companies, such as computer hardware and software companies, internet connectivity providers and telecommunications equip-ment manufacturers. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.


GROWTH AND INCOME PORTFOLIO Portfolio of Investments (Continued) As of April 30, 2000 (unaudited) (Amounts in Thousands) See notes to financial statements.

As of April 30, 2000 (unaudited)
(Amounts in Thousands)
Shares Issuer Value
Long-Term Investments-- 97.4%
Common Stock-- 96.4%
Aerospace-- 0.6%
387 Boeing Co. $ 15,359
Automotive-- 3.0%
830 Ford Motor Co. 45,391
282 General Motors Corp. 26,430
71,821
Banking-- 5.2%
240 Bank of America Corp. 11,775
1,035 Bank of New York Co., Inc. 42,500
420 Firstar Corp. 10,444
1,410 Wells Fargo Co. 57,898
122,617
Broadcasting/Cable-- 2.5%
675 CBS Corp. * 39,656
462 Comcast Corp., Class A * 18,493
58,149
Chemicals-- 2.3%
115 Dow Chemical Co. 13,029
859 E.I. DuPont de Nemours Co. 40,763
53,792
Computer Software-- 0.4%
179 Computer Associates International, Inc. 9,990
Computers/Computer Hardware-- 1.1%
100 Hewlett-Packard Co. 13,500
106 International Business Machines Corp. 11,832
25,332
Consumer Products-- 0.4%
428 Philip Morris Companies, Inc. 9,369
Diversified-- 1.9%
198 General Electric Co. 31,135
290 Tyco International LTD (Bermuda) 13,322
44,457
Electronics/Electrical Equipment-- 1.7%
355 Teradyne, Inc.* 39,050
Financial Services-- 16.5%
419 American Express Co. 62,861
1,981 Citigroup, Inc. 117,770
446 Fannie Mae 26,905
286 Freddie Mac 13,138
288 J.P. Morgan & Co. 36,972
520 Merrill Lynch & Co., Inc. 53,008
1,071 Morgan Stanley Dean Witter & Co. 82,199
392,853
Food/Beverage Products-- 1.3%
250 Anheuser-Busch Companies, Inc. 17,641
339 Sysco Corp. 12,755
30,396
Insurance-- 5.6%
976 American International Group, Inc. 107,022
264 Marsh & McLennan Companies 25,991
133,013
See notes to financial statements.


GROWTH AND INCOME PORTFOLIO Portfolio of Investments (Continued) As of April 30, 2000 (unaudited) (Amounts in Thousands) See notes to financial statements.

Shares Issuer Value
Long-Term Investments-- Continued
Machinery & Engineering Equipment-- 0.8%
375 Dover Corp. $ 19,055
Manufacturing-- 0.8%
353 Honeywell International, Inc. 19,768
Metals/Mining-- 0.6%
210 Alcoa, Inc. 13,598
Multi-Media-- 3.3%
1,013 The Walt Disney Co. 43,875
146 Time Warner, Inc. 13,131
400 Viacom, Inc., Class B * 21,750
78,756
Oil & Gas-- 11.3%
213 BP Amoco PLC, ADR (United Kingdom) 10,873
603 Chevron Corp. 51,320
1,283 Exxon Mobil Corp. 99,701
450 Halliburton Co. 19,884
1,077 Royal Dutch Petroleum Co., N.Y. Registered Shares
(Netherlands) 61,816
303 Schlumberger LTD 23,198
266,792
Paper/Forest Products-- 2.0%
470 International Paper Co. 17,288
308 Weyerhaeuser Co. 16,459
335 Willamette Industries 12,793
46,540
Pharmaceuticals-- 5.5%
836 Abbott Laboratories 32,133
564 American Home Products Corp. 31,690
333 Pfizer, Inc. 14,028
1,065 Pharmacia Corp. 53,184
131,035
Printing & Publishing-- 1.1%
613 New York Times Co., Class A 25,231
Restaurants/Food Services-- 1.1%
703 McDonald's Corp. 26,806
Retailing-- 1.7%
231 Costco Wholesale Corp. * 12,488
434 Target Corp. 28,889
41,377
Semi-Conductors-- 7.1%
280 Altera Corp. * 28,630
175 Intel Corp. 22,192
600 KLA-Tencor Corp. * 44,925
439 Texas Instruments, Inc. 71,421
167,168

GROWTH AND INCOME PORTFOLIO Portfolio of Investments (Continued) As of April 30, 2000 (unaudited) (Amounts in Thousands) See notes to financial statements.

Shares Issuer Value
Long-Term Investments -- Continued
Telecommunications -- 11.5%
719 AT&T Corp. $ 33,574
424 Bell Atlantic Corp. 25,122
1,109 BellSouth Corp. 53,995
330 Global Crossing LTD * 10,395
711 GTE Corp. 48,170
1,007 MCI WorldCom, Inc. * 45,733
627 SBC Communications, Inc. 27,470
441 Sprint Corp. (FON Group) 27,103
271,562
Telecommunications Equipment-- 4.3%
466 Motorola, Inc. 55,483
400 Nortel Networks Corp., (Canada) 45,300
100,783
Utilities-- 2.8%
400 DQE, Inc. 15,300
284 Duke Energy Corp. 16,330
491 Enron Corp. 34,217
65,847
Total Common Stock 2,280,516 (Cost $1,793,610) Convertible Preferred Stock -- 1.0% Broadcasting/Cable -- 0.2%
80 UnitedGlobalCom, Inc., 7.00%, 12/31/49, # 5,540 Telecommunications -- 0.8% 250 Qwest Trends Trust, 5.75%, 11/17/03, # 17,250 Total Convertible Preferred
Stock  22,790  (Cost  $14,438)  Total  Long-Term   Investments  2,303,306  (Cost
$1,808,048) Short-Term Investment -- 2.6% Principal Amount Repurchase Agreement -- 2.6% $61,783 Greenwich Capital Markets, Inc., 5.80%, due 05/01/00 (Dated 4/28/00, Proceeds $61,813, Secured by GNMA and FHLMC, $62,821, 7.50%, due
07/16/24  through  04/15/29;  Market Value $63,020)  61,783 (Cost $61,783) Total
Investments -- 100.0% $2,365,089 (Cost $1,869,831)

INDEX:
* -- Non-income producing security.
# -- Security may only be sold to qualified institutional buyers. ~ -- Security fair valued by, or at the direction of, the Board of Trustees. ADR -- American Depositary Receipt.
FHLMC--Federal Home Loan Mortgage Corporation.
FNMA-- Federal National Mortgage Association.
GNMA-- Government National Mortgage Association.